Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,059,638.79
Previously Paid Amount	0.00
Total Fee Amount	146.33
Total Offset Amount	0.00
Net Fee	$ 146.33
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A